Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of changes in property, plant and equipment
Opening amount	£ 244,738,000	£ 245,714,000
Additions	11,311,000	9,173,000
Disposals	(23,000)	(43,000)
Depreciation charge	(10,625,000)	(10,106,000)	£ (9,967,000)
Closing amount	245,401,000	244,738,000	245,714,000
Net book amount of property, plant and equipment pledged as security	205,388,000	199,990,000
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	354,083,000	349,906,000
Closing amount	361,957,000	354,083,000	349,906,000
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(109,345,000)	(104,192,000)
Closing amount	(116,556,000)	(109,345,000)	(104,192,000)
Freehold property
Reconciliation of changes in property, plant and equipment
Opening amount	222,628,000	225,926,000
Additions		3,000
Disposals	(5,000)
Depreciation charge	(3,288,000)	(3,301,000)
Closing amount	219,335,000	222,628,000	225,926,000
Freehold property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	269,372,000	269,369,000
Closing amount	269,367,000	269,372,000	269,369,000
Freehold property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(46,744,000)	(43,443,000)
Closing amount	(50,032,000)	(46,744,000)	(43,443,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	3,385,000	4,241,000
Additions	2,605,000	1,578,000
Disposals		(7,000)
Depreciation charge	(1,821,000)	(2,427,000)
Closing amount	4,169,000	3,385,000	4,241,000
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	34,475,000	36,728,000
Closing amount	34,790,000	34,475,000	36,728,000
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(31,090,000)	(32,487,000)
Closing amount	(30,621,000)	(31,090,000)	(32,487,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	18,725,000	15,547,000
Additions	8,706,000	7,592,000
Disposals	(18,000)	(36,000)
Depreciation charge	(5,516,000)	(4,378,000)
Closing amount	21,897,000	18,725,000	15,547,000
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	50,236,000	43,809,000
Closing amount	57,800,000	50,236,000	43,809,000
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(31,511,000)	(28,262,000)
Closing amount	£ (35,903,000)	£ (31,511,000)	£ (28,262,000)